Derivative Instruments	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments	Derivative Instruments
Foreign Currency Forward Contracts
The Company’s foreign currency forward contracts are valued using models that maximize the use of market observable inputs including interest rate curves and both forward and spot prices for currencies and are categorized as Level 2 within the fair value hierarchy.
Derivative Balances
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2022 and 2021:

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2022		31 March 2021
Derivatives not accounted for as hedges	31 March 2022	31 March 2021	Assets	Liabilities	Assets	Liabilities
Foreign currency forward contracts	$251.0	$456.1	$2.0	$1.9	$5.5	$8.3
The following table sets forth the gain and loss on the Company’s foreign currency forward contracts recorded in the Company's consolidated statements of operations and comprehensive income as follows:

	31 March
(Millions of US dollars)	2022	2021	2020
Asbestos adjustments loss (gain)	$5.3	$(11.7)	$(0.8)
Selling, general and administrative expenses	(2.1)	7.2	1.3
Total loss (gain)	$3.2	$(4.5)	$0.5